PRIVATE PLACEMENT (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)				4 Months Ended
	Nov. 17, 2020	Nov. 12, 2020	Nov. 10, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 10,837,400
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				10,375,000
Price of warrants	$ 1.00
Aggregate purchase price				$ 10,375,000
Number of shares per warrant	462,400
Exercise price of warrants	$ 1.00			$ 11.50
Over-allotment | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	462,400
Price of warrants	$ 1.00
Aggregate purchase price	$ 462,400	$ 12,022,400
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			10,375,000
Price of warrants			$ 1.00
Aggregate purchase price			$ 10,375,000	$ 10,375,000
Number of shares per warrant			1
Exercise price of warrants			$ 11.50